Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 17	R$ 2,323,488		R$ 50,724	R$ 407,991	R$ 2,782,220	R$ 51,560	R$ 2,833,780
IfrsStatementLineItems [Line Items]
Net income					223,326	223,326	18,957	242,283
Total comprehensive income					223,326	223,326	18,957	242,283
Capital increase		74,500				74,500		74,500
Treasury shares			(213,722)			(213,722)		(213,722)
Treasury shares transferred from exercise of options		(21,861)	55,197			33,336		33,336
Treasury shares transferred from shares contribution on business combinations		(783)	5,895			5,112		5,112
Share-based compensation				43,377		43,377		43,377
Dividends declared							(18,648)	(18,648)
Ending balance, value at Dec. 31, 2021	17	2,375,344	(152,630)	94,101	631,317	2,948,149	51,869	3,000,018
IfrsStatementLineItems [Line Items]
Net income					373,569	373,569	19,187	392,756
Total comprehensive income					373,569	373,569	19,187	392,756
Treasury shares			(152,317)			(152,317)		(152,317)
Share-based compensation				29,437		29,437		29,437
Dividends declared							(19,736)	(19,736)
Ending balance, value at Dec. 31, 2022	17	2,375,344	(304,947)	123,538	1,004,886	3,198,838	51,320	3,250,158
IfrsStatementLineItems [Line Items]
Net income					386,324	386,324	19,092	405,416
Total comprehensive income					386,324	386,324	19,092	405,416
Treasury shares			(12,369)			(12,369)		(12,369)
Share-based compensation				31,535		31,535		31,535
Acquisition of non-controlling interests					(10,845)	(10,845)	(10,155)	(21,000)
Restricted shares transferred to executives		(7,491)	5,722			(1,769)		(1,769)
Treasury shares transferred to executives from exercise of stock options		(2,653)	12,444			9,791		9,791
Dividends declared							(18,750)	(18,750)
Ending balance, value at Dec. 31, 2023	R$ 17	R$ 2,365,200	R$ (299,150)	R$ 155,073	R$ 1,380,365	R$ 3,601,505	R$ 41,507	R$ 3,643,012